American Electric Power
1 Riverside Plaza
Columbus, OH  43215

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C.  20549

Re:	File No. 1-3457
Appalachian Power Company
Annual Report on Form 10-K

Dear Sirs:

On behalf of Appalachian Power Company (the "Company"), we are filing herewith, under the Securities Exchange Act of 1934, the Annual Report on Form 10-K of the Company for the fiscal year ended December 31, 2013.

The financial statements in the 2013 Annual Report, incorporated herein by reference, do not reflect any significant change in any accounting principles or practices, or in the method of applying such principles or practices, from the financial statements included in the Company's 2012 Annual Report.

Very truly yours,

/s/ Thomas G. Berkemeyer
Thomas G. Berkemeyer
Assistant Secretary
(614) 716-1648